Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories (Textual)
Inventory reversals of write-downs		$ (73,860)	$ 2,450,213
Obsolete inventories loss	(58,992)		(202,297)
Continuing operations [Member]
Inventories (Textual)
Obsolete inventories loss	$ 58,992	$ 0	$ 202,297